Note 13 - Flow-through Share Premium Liability - Schedule of Flow-through Share Funding and Expenditures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Balance	$ 944
Flow-through funds raised	18,215	$ 2,446
Balance	790	944
Flow-through contractual expenditure obligations [member]
Statement Line Items [Line Items]
Balance	2,335	1,223
Flow-through eligible expenditures	(2,335)	(1,223)
Flow-through funds raised	21,080	5,001
Flow-through eligible expenditures	(4,259)	(2,666)
Balance	16,821	2,335
Flow-through premium liability [member]
Statement Line Items [Line Items]
Balance	944	544
Flow-through eligible expenditures	(944)	(544)
Flow-through funds raised	1,246	2,022
Flow-through eligible expenditures	(456)	(1,078)
Balance	$ 790	$ 944